EARNINGS (LOSS) PER SHARE (EPS) - Basic (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic numerator
Net income (loss) available to owners of parent	R$ 1,203,736	R$ 2,303,868	R$ (359,360)
Basic denominator
Basic earnings/(loss) per share	R$ 0.71	R$ 1.35	R$ (0.21)
Common shares
Basic numerator
Net income (loss) available to owners of parent	R$ 405,607	R$ 774,279	R$ (120,267)
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	571,929,945	571,929,945	571,929,945
Basic earnings/(loss) per share	R$ 0.71	R$ 1.35	R$ (0.21)
Preferred shares
Basic numerator
Net income (loss) available to owners of parent	R$ 798,129	R$ 1,529,589	R$ (239,093)
Basic denominator
Weighted-average outstanding shares, after deducting the average treasury shares	1,125,408,180	1,129,851,598	1,137,012,265
Basic earnings/(loss) per share	R$ 0.71	R$ 1.35	R$ (0.21)